Shareholder Fees - FidelitySeriesInternationalIndexFund-PRO	Dec. 30, 2023 USD ($)
FidelitySeriesInternationalIndexFund-PRO | Fidelity Series International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none